Inx Token Warrant Liability (Details) - Schedule of Changes in Number of INX Token Warrants - $ / shares		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Schedule of Changes in the Number of Inx Token Warrants [Abstract]
Number of tokens, INX Tokens warrants outstanding at beginning of year	[1]	6,972,192	5,660,861
Weighted average exercise price, INX Tokens warrants outstanding at beginning of year	[1]	$ 0.46	$ 0.52
Number of tokens,INX Token warrants granted during the year		1,265,000	4,388,043
Weighted average exercise price,INX Token warrants granted during the year		$ 0.16	$ 0.25
Number of tokens, INX Token warrants forfeited during the year		(187,000)	(491,833)
Weighted average exercise price, INX Token warrants forfeited during the year		$ 0.35	$ 1.4
Number of tokens, INX Token warrants expired during the year		(326,690)	(50,261)
Weighted average exercise price, INX Token warrants expired during the year		$ 0.32	$ 0.03
Number of tokens, INX Token warrants exercised (INX Token issued) and INX Tokens vested during the year		(2,149,210)	(2,534,618)
Weighted average exercise price, INX Token warrants exercised (INX Token issued) and INX Tokens vested during the year		$ 0.01	$ 0.06
Number of tokens, INX Token warrants outstanding at the end of year		5,574,292	6,972,192	[1]
Weighted average exercise price, INX Token warrants outstanding at the end of year		$ 0.33	$ 0.46	[1]
Number of tokens, INX Token warrants exercisable at the end of year		2,606,000	3,718,955
Weighted average exercise price, INX Token warrants exercisable at the end of year		$ 0.24	$ 0.16

[1]	During the year ended December 31, 2022, the Company offered to employees an option to modify certain token warrants originally issued in 2021 and 2022. As result, during 2022, terms for 1,801,500 INX token warrants were modified to include a new exercise price and a new vesting schedule, which resulted in the increase in the fair value of the INX Token warrants of $8.